FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 76,596	$ 52,685	$ 66,402
Prepaid expenses and other current assets	11,477	15,344
Total current assets	180,271	174,328
TOTAL ASSETS	1,239,143	1,201,356
Current liabilities:
Accrued expenses and other current liabilities	30,148	12,222
Total current liabilities	284,135	445,148
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2019 and 2020; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019; 390,423,578 shares issued and 365,235,402 shares outstanding as of December 31, 2020)	37	35
Additional paid-in capital	412,450	387,371
Retained earnings	330,118	200,923
Accumulated other comprehensive (loss) income	26,267	(19,937)
Treasury shares, at cost (4,643,150 shares as of December 31, 2019 and 2020)	(1,749)	(1,749)
Total shareholders' equity	767,123	566,643
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,239,143	$ 1,201,356
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	390,423,578	351,823,578
Ordinary shares, shares outstanding	365,235,402	347,419,152
Treasury Stock, Shares	4,643,150	4,643,150
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 860	$ 1,346
Prepaid expenses and other current assets	2,374	277
Total current assets	3,234	1,623
Investments in subsidiaries	764,046	565,242
TOTAL ASSETS	767,280	566,865
Current liabilities:
Accrued expenses and other current liabilities	157	222
Total current liabilities	157	222
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2019 and 2020; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019; 390,423,578 shares issued and 365,235,402 shares outstanding as of December 31, 2020)	37	35
Additional paid-in capital	412,450	387,371
Retained earnings	330,118	200,923
Accumulated other comprehensive (loss) income	26,267	(19,937)
Treasury shares, at cost (4,643,150 shares as of December 31, 2019 and 2020)	(1,749)	(1,749)
Total shareholders' equity	767,123	566,643
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 767,280	$ 566,865
Ordinary shares:
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	390,423,578	351,823,578
Ordinary shares, shares outstanding	365,235,402	347,419,152
Treasury Stock, Shares	4,643,150	4,643,150